Schedule of term deposits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Term Deposits
Fixed deposits with banks		₨ 2,757,824	₨ 587,375
Total		2,757,824	587,375
Non-current	$ 1,646	137,169	6,158
Current	$ 31,445	₨ 2,620,655	₨ 581,217